SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
Dec. 31, 2016 payment
Accounting Policies [Abstract]
Ownership percentage, if less than this amount then income from investments is recognized when dividends are received	20.00%
Loans charge off and interest accrual period
Past due period of contractual payments after which the foreclosure process should be started	120 days
Minimum
Loans charge off and interest accrual period
Minimum number of payments on a modified loan to return to accrual status	1
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months
Maximum
Loans charge off and interest accrual period
Minimum number of payments on a modified loan to return to accrual status	6
Home equity loans | New OCC guidance
Loans charge off and interest accrual period
Number of days past due, non-accrual status	90 days
Consumer | Minimum
Loans charge off and interest accrual period
Minimum number of payments required for modification of loans	1
Consumer | Maximum
Loans charge off and interest accrual period
Minimum number of payments required for modification of loans	3
Installment and real estate loans
Loans charge off and interest accrual period
Past due period for consumer loans when interest accrual ceases	90 days
Credit cards and unsecured revolving loans
Loans charge off and interest accrual period
Past due period for consumer loans when interest accrual ceases	180 days
Period for consumer loans charged-off	180 days
Commercial market loans
Loans charge off and interest accrual period
Period for past due interest or principal payment of commercial market loans to be considered doubtful after which loans are placed on a cash (non-accrual) basis	90 days
Open-ended consumer loans
Loans charge off and interest accrual period
Minimum number of payments required for modification of loans	3
Unsecured installment loans
Loans charge off and interest accrual period
Period for consumer loans charged-off	120 days
Mortgage and real estate
Loans charge off and interest accrual period
Period for consumer loans charged-off	180 days
Real estate-secured loans
Loans charge off and interest accrual period
Past due period of contractual payments to charge-off, if no payments in six months and if a decision has been made not to foreclose on the loans	180 days
Non-bank loans secured by real estate
Loans charge off and interest accrual period
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months
Past due period of contractual payments to charge-off, if no payments in six months and if a decision has been made not to foreclose on the loans	180 days
Maximum past due period of contractual payments, if a decision has been made not to foreclose on the loans	360 days
Past due period of contractual payments to charge-off if no payments in six months	180 days
Maximum past due period of contractual payments	360 days
Non-bank unsecured personal loans
Loans charge off and interest accrual period
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months
Past due period of contractual payments to charge-off if no payments in six months	180 days
Maximum past due period of contractual payments	360 days
Unsecured loans in bankruptcy
Loans charge off and interest accrual period
Maximum period from receiving bankruptcy court filing notification to charge-off	60 days
Real estate-secured loans in bankruptcy
Loans charge off and interest accrual period
Maximum past due period of contractual payments	60 days
Maximum past due period of contractual payments to write down secured loans to net collateral values	60 days
Non-bank loans secured by real estate in bankruptcy
Loans charge off and interest accrual period
Maximum period from receiving bankruptcy court filing notification to write down secured loans	60 days
Non-bank unsecured personal loans in bankruptcy
Loans charge off and interest accrual period
Period for consumer loans charged-off	30 days
Corporate
Loans charge off and interest accrual period
Period for past due interest or principal payment of corporate loans to be considered doubtful	90 days
Time period for reversing accrued interest on impaired corporate loans	90 days